[logo - American Funds ®]

AMCAP Fund
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

May 5, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	AMCAP Fund
File Nos. 002-26516 and 811-01435

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 4/28/06 of Registrant's Post-Effective Amendment No. 76 under the Securities Act of 1933 and Amendment No. 45 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti
Secretary

cc: Laura Hatch